Shareholder Report, Average Annual Return (Details) 194407_Horizon Kinetics Medical ETF_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Horizon Kinetics Medical ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Horizon Kinetics Medical ETF NAV
Average Annual Return, Percent	28.46%	5.80%	5.67%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	17.88%	14.42%	14.82%